SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Other revenue from tenants	$ 1,106	$ 806	$ 0
Investment and other revenue	603	283	295
Revenue	8,203	7,239	$ 6,135
Operating segments
Disclosure of operating segments [line items]
Operating lease income	4,585	4,237
Other revenue from tenants	1,106	806
Hospitality Revenue	1,909	1,913
Investment and other revenue	603	283
Revenue	8,203	7,239
Operating segments | Core Office
Disclosure of operating segments [line items]
Operating lease income	1,426	1,604
Other revenue from tenants	477	358
Hospitality Revenue	12	17
Investment and other revenue	234	126
Revenue	2,149	2,105
Operating segments | Core Retail
Disclosure of operating segments [line items]
Operating lease income	1,082	400
Other revenue from tenants	312	111
Hospitality Revenue	0	0
Investment and other revenue	195	73
Revenue	1,589	584
Operating segments | Corporate
Disclosure of operating segments [line items]
Operating lease income	0	0
Other revenue from tenants	0	0
Hospitality Revenue	0	0
Investment and other revenue	13	6
Revenue	13	6
Operating segments | LP Investments
Disclosure of operating segments [line items]
Operating lease income	2,077	2,233
Other revenue from tenants	317	337
Hospitality Revenue	1,897	1,896
Investment and other revenue	161	78
Revenue	$ 4,452	$ 4,544